Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
17.	INVENTORIES

	At December 31 2017	At December 31 2016
Supplies	$237	$230
Finished goods	112	76
Work-in-process	66	45
Stockpiled ore	42	35
Heap leach ore	—	12

	457	398
Less: non-current heap leach and stockpiled ore	(16)	(28)

	$441	$370

(a)	The costs of inventories recognized as expense for the year ended December 31, 2017 amounted to $2,719 million (2016 – $2,952 million), of which $1,753 million (2016 – $1,953 million) and $966 million (2016 – $999 million) was included in production costs and depreciation and depletion in the Consolidated Statements of Earnings, respectively.